Fair Value Measurements	12 Months Ended
Dec. 31, 2025
Willow Lane Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
Fair Value Measurements

Note 8 — FAIR VALUE MEASUREMENTS

The fair value of the Company’s financial assets and liabilities reflects Management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:	Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:	Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on an assessment of the assumptions that market participants would use in pricing the asset or liability.

WILLOW LANE ACQUISITION CORP.

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2025

The following tables present information about the Company’s assets that are measured at fair value as of December 31, 2025 and 2024, and indicate the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	Level	December 31, 2025
Assets:
Investments in Trust Account	1	$132,583,821

	Level	December 31, 2024
Assets:
Investments in Trust Account	1	$127,163,421

The Company accounted for the 6,325,000 Public Warrants issued in connection with the Initial Public Offering and the 5,145,722 Private Placement Warrants issued in the Private Placement in accordance with the guidance contained in ASC 815. Accordingly, the Company evaluated and classified the warrant instruments under equity treatment at their assigned values.

The fair value of Public Warrants was determined using a Monte Carlo Simulation Model. The Public Warrants have been classified within shareholders’ deficit and will not require remeasurement after issuance. The following table presents the quantitative information regarding market assumptions used in the valuation of the Public Warrants:

November 12, 2024
Estimated share price	$9.93
Exercise price	$11.50
Term (years)	7.0
Annual risk-free rate	4.16%
Annual volatility after expected Business Combination date	5.0%

The Warrants are not remeasured subsequent to the date of the Initial Public Offering.

Boost Run Holdings LLC [Member]
Restructuring Cost and Reserve [Line Items]
Fair Value Measurements

Note 6. Fair Value Measurements

The authoritative guidance on fair value measurements establishes a three-tier fair value hierarchy for disclosure of fair value measurements as follows:

Level 1 — Quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs (other than Level 1 quoted prices), such as quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active for identical or similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market data.

Level 3 — Unobservable inputs that are supported by little or no market activity that are significant to determining the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies and similar techniques.

Assets and liabilities measured at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires management to make judgments and consider factors specific to the asset or liability.

The carrying values of the Company’s accounts receivable, prepaid expenses, other current assets, accounts payable, credit card payable, and accrued expenses and other current liabilities approximate their fair values due to the short-term nature of these instruments. The carrying value of long-term debt approximates fair value because of the market interest rate of the debt.

Financial Instruments Recorded at Fair Value on a Recurring Basis

August 2025 Warrant

As discussed in Note 9 – Debt, in August 2025, the Company issued a warrant under the Bridge Loan Agreement granting the holder rights to acquire up to 2.40% of a subsidiary’s economic interests on a fully diluted basis, subject to incremental increases tied to additional loan advances (the “August 2025 Warrant”). The issuance value of the August 2025 Warrant was $0 due to an error in the language of the agreement. The August 2025 Warrant was subsequently cancelled on August 28, 2025, pursuant to a Warrant Cancellation Agreement, and in exchange, the holder received Class C units in Boost Run Holdings, LLC. The settlement value of the August 2025 Warrant was equal to the fair value of the Class C units on the date of issuance (see below in “Financial Instruments Not Recorded at Fair Value on a Recurring Basis” and Note 11 – Members’ Capital.”

The following table provides a summary of changes in the estimated fair value of the August 2025 Warrant using significant Level 3 inputs:

Balance - January 1, 2025	$-
Issuance of August 2025 Warrant	-
Change in fair value of the August 2025 Warrant	2,992
Settlement of the August 2025 Warrant	(2,992)
Balance - December 31, 2025	$-

The change in fair value of the August 2025 Warrant is recorded as loss in change in fair value of liability-classified warrants in the consolidated statement of operations for the year ended December 31, 2025.

Digital Asset Receivable

As part of the Company’s Blockchain Rewards revenue generating activities, the Company was required to make an initial deposit of USDC and ATH tokens with the Aethir network. These tokens are given to the network in connecting with staking services and remain with the network until the end of the company’s provision of services to the network. As tokens are held and controlled by the network, the deposit represents a receivable for the Company, accounted for as a hybrid instrument under ASC 815 with the host contract representing the underlying digital assets receivable and an embedded derivative based on the changes in fair value of the underlying digital assets. Digital assets receivable are included in accounts receivable in the consolidated balance sheets.

The Company uses active spot prices as the only key input to determine the fair value of the embedded derivative related to digital assets receivable. Fair value is measured using quoted digital asset prices at the time of measurement within the Company’s principal market. Key inputs for measuring the embedded derivative on digital assets receivable are observable and can be validated against pricing sources with reasonable price transparency. The reliance on observable inputs supports the categorization of the embedded derivative as Level 2 within the fair value hierarchy.

The following table provides a summary of changes in the estimated fair value of the digital asset receivable using Level 2 inputs:

Balance - January 1, 2025	$-
Staking deposit	98
Change in fair value	(70)
Balance - December 31, 2025	$28

The change in fair value of the digital asset receivable is recorded as loss in fair value of digital asset receivable in the consolidated statement of operations for the year ended December 31, 2025.

Financial Instruments Not Recorded at Fair Value on a Recurring Basis

Profit Interest Units and Class C units

The fair values of the Profit Interest Units and the Class C units issued in 2025 were determined using the Option Pricing Method (“OPM”), which allocates the Company’s equity value among the various classes of units based on the rights and preferences within the capital structure, assuming a future exit event.

This model incorporates Level 3 inputs and critical assumptions, and it takes into account factors such as vesting conditions, liquidation preferences, and the relative seniority of each instrument. Given the absence of a public market for the Company’s units, a discount for lack of marketability (“DLOM”) was applied to arrive at the final per-unit fair value.

The OPM requires the use of significant assumptions including expected term, expected volatility, expected dividend yield, and the risk-free interest rate. The expected term represents the anticipated period in which the awards will remain outstanding, based on current expectations regarding a potential liquidity event. Volatility was estimated based on the historical volatilities of comparable publicly traded companies over a period consistent with the expected holding period. The risk-free interest rate was based on the U.S. Treasury yield curve in effect at the time of grant, with a maturity matching the expected term of the awards. The Company has not declared or paid dividends to date and does not anticipate doing so in the foreseeable future; accordingly, a dividend yield of zero was applied.

Based on these assumptions, the probability-weighted fair value per Class C unit was $23,414 resulting in an aggregate fair value of approximately $2,992 for 128 units issued. The fair value measurement is classified within Level 3 of the fair value hierarchy due to the use of significant unobservable inputs. See Note 11 – Member’s Capital for additional information.

The Profit Interest Units are accounted for as unit-based compensation in accordance with ASC 718, Compensation – Stock Compensation. Refer to Note 12 – Unit-Based Compensation for information regarding the grant date fair value of the grants during the period.